Financial risk management - Summary Of Group Determines Its Level Of Risk (Detail)	Dec. 31, 2022	Dec. 31, 2021
Global [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	23.34%	23.55%
Latin America [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Latin America [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	24.64%	25.21%
Sovereigns [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Sovereigns [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	27.08%	30.77%
Bottom of range [member] | Global [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.05%	0.05%
Bottom of range [member] | Global [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.12%	0.12%
Bottom of range [member] | Latin America [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.09%	0.11%
Bottom of range [member] | Sovereigns [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Top of range [member] | Global [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.11%	0.12%
Top of range [member] | Global [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	2.09%	2.11%
Top of range [member] | Latin America [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	3.02%	3.06%
Top of range [member] | Sovereigns [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	1.55%	1.64%